Schedule of Investments (unaudited)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.3%
Lamar Media Corp.
3.63%, 01/15/31 (Call 01/15/26)	$160	$140,800
3.75%, 02/15/28 (Call 02/15/23)(a)	150	141,000
4.00%, 02/15/30 (Call 02/15/25)(a)	185	170,320
4.88%, 01/15/29 (Call 01/15/24)(a)	150	145,875
		597,995
Aerospace & Defense — 1.2%
Hexcel Corp.
4.20%, 02/15/27 (Call 11/15/26)	150	145,499
4.95%, 08/15/25 (Call 05/15/25)	75	74,260
Howmet Aerospace Inc.
3.00%, 01/15/29 (Call 11/15/28)	215	192,898
5.13%, 10/01/24 (Call 07/01/24)	355	357,556
5.90%, 02/01/27	170	176,699
5.95%, 02/01/37	200	198,451
6.75%, 01/15/28	125	131,687
6.88%, 05/01/25 (Call 04/01/25)	175	184,187
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(b)	175	163,298
Rolls-Royce PLC
3.63%, 10/14/25 (Call 07/14/25)(b)	350	330,113
5.75%, 10/15/27 (Call 07/15/27)(b)	290	273,843
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)	125	112,595
5.50%, 01/15/25 (Call 10/15/22)(b)	125	124,516
		2,465,602
Agriculture — 0.4%
Darling Ingredients Inc.
5.25%, 04/15/27 (Call 08/09/22)(b)	142	142,239
6.00%, 06/15/30 (Call 06/15/25)(b)	245	253,386
Turning Point Brands Inc., 5.63%, 02/15/26 (Call 02/15/23)(b)	100	88,707
Vector Group Ltd., 5.75%, 02/01/29 (Call 02/01/24)(b)	285	258,780
		743,112
Airlines — 2.2%
Air Canada, 3.88%, 08/15/26 (Call 02/15/26)(b)	390	358,800
American Airlines Inc./AAdvantage Loyalty IP Ltd.
5.50%, 04/20/26(b)	1,090	1,072,004
5.75%, 04/20/29(b)	945	904,838
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	330	313,913
3.75%, 10/28/29 (Call 07/28/29)(a)	195	169,460
4.38%, 04/19/28 (Call 01/19/28)(a)	160	149,640
7.38%, 01/15/26 (Call 12/15/25)	215	225,770
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25 (Call 09/20/23)(b)	178	186,217
United Airlines Inc.
4.38%, 04/15/26 (Call 10/15/25)(b)	635	609,600
4.63%, 04/15/29 (Call 10/15/28)(b)	615	566,569
		4,556,811
Apparel — 0.6%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(b)	175	173,499
4.88%, 05/15/26 (Call 02/15/26)(b)	300	292,000
Kontoor Brands Inc., 4.13%, 11/15/29 (Call 11/15/24)(b)	150	126,490
Levi Strauss & Co., 3.50%, 03/01/31 (Call 03/01/26)(a)(b)	155	140,084
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(a)	245	224,683
William Carter Co. (The), 5.63%, 03/15/27 (Call 08/29/22)(a)(b)	175	173,583
Security	Par (000)	Value

Apparel (continued)
Wolverine World Wide Inc., 4.00%, 08/15/29 (Call 08/15/24)(a)(b)	$170	$148,113
		1,278,452
Auto Manufacturers — 2.3%
Allison Transmission Inc.
3.75%, 01/30/31 (Call 01/30/26)(b)	335	289,353
4.75%, 10/01/27 (Call 10/01/22)(b)	100	95,031
5.88%, 06/01/29 (Call 06/01/24)(b)	135	132,868
Ford Holdings LLC, 9.30%, 03/01/30	200	225,500
Ford Motor Co.
3.25%, 02/12/32 (Call 11/12/31)	195	162,825
4.35%, 12/08/26 (Call 09/08/26)	135	132,590
4.75%, 01/15/43	350	288,312
5.29%, 12/08/46 (Call 06/08/46)	110	94,600
7.45%, 07/16/31(a)	110	119,900
9.00%, 04/22/25 (Call 03/22/25)	128	141,800
Ford Motor Credit Co. LLC
2.30%, 02/10/25 (Call 01/10/25)	260	243,678
2.70%, 08/10/26 (Call 07/10/26)	250	227,188
2.90%, 02/16/28 (Call 12/16/27)	125	108,440
2.90%, 02/10/29 (Call 12/10/28)	250	210,045
3.37%, 11/17/23	250	244,906
3.38%, 11/13/25 (Call 10/13/25)	85	81,108
3.63%, 06/17/31 (Call 03/17/31)	75	63,612
3.66%, 09/08/24	250	242,268
3.81%, 01/09/24 (Call 11/09/23)	160	158,005
4.00%, 11/13/30 (Call 08/13/30)	200	176,784
4.06%, 11/01/24 (Call 10/01/24)	100	98,375
4.13%, 08/17/27 (Call 06/17/27)	300	284,610
4.27%, 01/09/27 (Call 11/09/26)	100	95,720
4.39%, 01/08/26	75	72,999
4.69%, 06/09/25 (Call 04/09/25)	200	198,566
4.95%, 05/28/27 (Call 04/28/27)	200	196,500
5.13%, 06/16/25 (Call 05/16/25)	250	249,227
5.58%, 03/18/24 (Call 02/18/24)	200	201,802
		4,836,612
Auto Parts & Equipment — 1.0%
Dana Financing Luxembourg Sarl, 5.75%, 04/15/25 (Call 08/29/22)(b)	150	147,750
Dana Inc.
4.25%, 09/01/30 (Call 05/01/26)	150	124,859
4.50%, 02/15/32 (Call 02/15/27)(a)	75	62,678
5.38%, 11/15/27 (Call 11/15/22)	155	145,700
5.63%, 06/15/28 (Call 06/15/23)	100	93,079
Goodyear Tire & Rubber Co. (The), 5.00%, 07/15/29 (Call 04/15/29)	279	254,448
IHO Verwaltungs GmbH
4.75%, 09/15/26 (Call 08/09/22), (5.50% PIK)(b)(c)	150	129,411
6.00%, 05/15/27 (Call 08/09/22), (6.75% PIK)(a)(b)(c)	150	133,398
6.38%, 05/15/29 (Call 05/15/24), (7.13% PIK)(a)(b)(c)	150	129,750
Meritor Inc.
4.50%, 12/15/28 (Call 12/15/23)(b)	65	64,512
6.25%, 06/01/25 (Call 08/29/22)(a)(b)	60	61,796
Tenneco Inc.
5.13%, 04/15/29 (Call 04/15/24)(b)	205	201,499
7.88%, 01/15/29 (Call 01/15/24)(b)	115	114,074
ZF North America Capital Inc., 4.75%, 04/29/25(b)	325	309,363
		1,972,317
Banks — 2.4%
Commerzbank AG, 8.13%, 09/19/23(b)	325	333,167

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Deutsche Bank AG, 4.50%, 04/01/25(a)	$385	$374,338
Deutsche Bank AG/New York NY
3.73%, 01/14/32 (Call 10/14/30), (SOFR + 2.757%)(d)	400	311,624
3.74%, 01/07/33 (Call 10/07/31), (SOFR + 2.257%)(d)	425	323,519
4.88%, 12/01/32 (Call 12/01/27)(d)	255	219,981
5.88%, 07/08/31 (Call 04/08/30), (SOFR + 5.438%)(a)(d)	200	182,632
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(b)	350	382,900
Intesa Sanpaolo SpA
4.20%, 06/01/32 (Call 06/01/31)(b)(d)	300	229,318
4.95%, 06/01/42 (Call 06/01/41)(b)(d)	190	130,007
5.02%, 06/26/24(b)	645	624,546
5.71%, 01/15/26(b)	435	420,689
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)	85	85,742
Standard Chartered PLC, 7.01%, (Call 07/30/37), (3 mo. LIBOR US + 1.460%)(b)(d)(e)	250	262,322
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(d)	95	93,317
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(b)(d)	495	406,394
5.86%, 06/19/32 (Call 06/19/27)(b)(d)	300	268,374
7.30%, 04/02/34 (Call 04/02/29)(b)(d)	400	370,754
		5,019,624
Building Materials — 1.4%
Boise Cascade Co., 4.88%, 07/01/30 (Call 07/01/25)(b)	170	154,268
Builders FirstSource Inc.
4.25%, 02/01/32 (Call 08/01/26)(a)(b)	430	367,983
5.00%, 03/01/30 (Call 03/01/25)(b)	175	162,073
6.38%, 06/15/32 (Call 06/15/27)(b)	180	179,343
Jeld-Wen Inc., 6.25%, 05/15/25 (Call 08/29/22)(b)	50	49,796
Louisiana-Pacific Corp., 3.63%, 03/15/29 (Call 03/15/24)(b)	85	73,717
Masonite International Corp.
3.50%, 02/15/30 (Call 08/15/29)(a)(b)	125	107,575
5.38%, 02/01/28 (Call 02/01/23)(b)	160	156,400
Standard Industries Inc./NJ
3.38%, 01/15/31 (Call 07/15/25)(b)	350	284,603
4.38%, 07/15/30 (Call 07/15/25)(b)	475	414,903
4.75%, 01/15/28 (Call 01/15/23)(b)	350	332,500
5.00%, 02/15/27 (Call 08/29/22)(b)	250	239,760
Summit Materials LLC/Summit Materials Finance Corp.
5.25%, 01/15/29 (Call 07/15/23)(b)	225	211,823
6.50%, 03/15/27 (Call 08/09/22)(b)	125	122,798
		2,857,542
Chemicals — 2.1%
Ashland LLC
3.38%, 09/01/31 (Call 06/01/31)(a)(b)	155	132,466
6.88%, 05/15/43 (Call 02/15/43)	85	85,901
Avient Corp., 7.13%, 08/01/30(b)	85	87,586
Chemours Co. (The)
4.63%, 11/15/29 (Call 11/15/24)(b)	175	153,562
5.38%, 05/15/27 (Call 02/15/27)	150	143,250
5.75%, 11/15/28 (Call 11/15/23)(b)	275	262,072
Element Solutions Inc., 3.88%, 09/01/28 (Call 09/01/23)(b)	265	244,656
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 08/15/22)(b)	75	76,088
HB Fuller Co.
4.00%, 02/15/27 (Call 11/15/26)	75	69,705
4.25%, 10/15/28 (Call 10/15/23)	125	111,250
INEOS Quattro Finance 2 PLC., 3.38%, 01/15/26 (Call 01/15/23)(b)	125	110,664
Ingevity Corp., 3.88%, 11/01/28 (Call 11/01/23)(b)	165	146,406
Security	Par (000)	Value

Chemicals (continued)
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)	$100	$96,375
5.13%, 10/15/27 (Call 04/15/27)	235	217,375
5.25%, 12/15/29 (Call 09/15/29)	225	198,547
5.65%, 12/01/44 (Call 06/01/44)	100	73,000
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(b)	145	132,869
NOVA Chemicals Corp.
4.25%, 05/15/29 (Call 05/15/24)(a)(b)	151	131,180
4.88%, 06/01/24 (Call 03/03/24)(b)	335	328,090
5.00%, 05/01/25 (Call 01/31/25)(b)	140	136,900
5.25%, 06/01/27 (Call 03/03/27)(b)	360	345,240
Nufarm Australia Ltd./Nufarm Americas Inc., 5.00%, 01/27/30 (Call 01/27/25)(b)	100	85,000
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)	175	162,312
5.13%, 09/15/27 (Call 08/29/22)	125	120,237
5.63%, 08/01/29 (Call 08/01/24)	225	216,000
SPCM SA
3.13%, 03/15/27 (Call 03/15/24)(b)	75	63,938
3.38%, 03/15/30 (Call 03/15/25)(b)	75	60,355
Valvoline Inc.
3.63%, 06/15/31 (Call 06/15/26)(b)	200	165,856
4.25%, 02/15/30 (Call 02/15/25)(b)	200	181,476
		4,338,356
Coal — 0.1%
SunCoke Energy Inc., 4.88%, 06/30/29 (Call 06/30/24)(b)	160	135,754
Warrior Met Coal Inc., 7.88%, 12/01/28 (Call 12/01/24)(b)	100	92,533
		228,287
Commercial Services — 3.5%
ADT Security Corp. (The)
4.13%, 08/01/29 (Call 08/01/28)(a)(b)	315	283,500
4.88%, 07/15/32(b)	226	200,211
Albion Financing 1 Sarl/Aggreko Holdings Inc., 6.13%, 10/15/26 (Call 10/15/23)(b)	185	162,760
AMN Healthcare Inc.
4.00%, 04/15/29 (Call 04/15/24)(b)	125	113,395
4.63%, 10/01/27 (Call 10/01/22)(b)	125	119,741
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(b)	160	148,400
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(b)	43	39,058
Block Inc.
2.75%, 06/01/26 (Call 05/01/26)	300	279,748
3.50%, 06/01/31 (Call 03/01/31)	330	285,450
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(b)	175	160,146
5.50%, 07/15/25 (Call 08/29/22)(b)	150	151,447
CoreCivic Inc., 8.25%, 04/15/26 (Call 04/15/24)	290	288,103
Gartner Inc.
3.63%, 06/15/29 (Call 06/15/24)(b)	190	173,506
3.75%, 10/01/30 (Call 10/01/25)(a)(b)	225	206,667
4.50%, 07/01/28 (Call 07/01/23)(b)	300	288,689
Graham Holdings Co., 5.75%, 06/01/26 (Call 08/09/22)(b)	75	75,143
Grand Canyon University
4.13%, 10/01/24	190	181,507
5.13%, 10/01/28 (Call 08/01/28)	150	141,000
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(b)	120	112,848
Prime Security Services Borrower LLC/Prime Finance Inc.
3.38%, 08/31/27 (Call 08/31/26)(b)	300	273,606
5.25%, 04/15/24(b)	225	224,719

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
5.75%, 04/15/26(a)(b)	$460	$467,484
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/29/22)(b)	125	125,313
Service Corp. International/U.S.
3.38%, 08/15/30 (Call 08/15/25)	275	244,406
4.00%, 05/15/31 (Call 05/15/26)	245	225,411
4.63%, 12/15/27 (Call 12/15/22)	150	147,930
5.13%, 06/01/29 (Call 06/01/24)(a)	250	250,000
TriNet Group Inc., 3.50%, 03/01/29 (Call 03/01/24)(b)	165	144,581
United Rentals North America Inc.
3.75%, 01/15/32 (Call 07/15/26)(a)	235	206,570
3.88%, 02/15/31 (Call 08/15/25)(a)	320	292,006
4.00%, 07/15/30 (Call 07/15/25)(a)	240	220,800
4.88%, 01/15/28 (Call 01/15/23)	485	484,195
5.25%, 01/15/30 (Call 01/15/25)	260	262,854
5.50%, 05/15/27 (Call 08/29/22)	185	188,053
		7,169,247
Computers — 0.9%
Booz Allen Hamilton Inc.
3.88%, 09/01/28 (Call 09/01/23)(b)	220	208,661
4.00%, 07/01/29 (Call 07/01/24)(b)	200	190,793
Crowdstrike Holdings Inc., 3.00%, 02/15/29 (Call 02/15/24)(a)	225	205,522
KBR Inc., 4.75%, 09/30/28 (Call 09/30/23)(b)	65	58,663
Seagate HDD Cayman
3.13%, 07/15/29 (Call 01/15/24)	120	100,418
3.38%, 07/15/31 (Call 01/15/26)	145	116,512
4.09%, 06/01/29 (Call 03/01/29)	175	159,069
4.13%, 01/15/31 (Call 10/15/30)	175	152,521
4.75%, 01/01/25	75	74,448
4.88%, 03/01/24 (Call 01/01/24)	190	189,039
4.88%, 06/01/27 (Call 03/01/27)	225	223,537
5.75%, 12/01/34 (Call 06/01/34)	150	135,198
Unisys Corp., 6.88%, 11/01/27 (Call 11/01/23)(b)	125	117,813
		1,932,194
Cosmetics & Personal Care — 0.4%
Coty Inc., 5.00%, 04/15/26 (Call 04/15/23)(b)	275	270,078
Coty Inc./HFC Prestige Products Inc./HFC Prestige International U.S. LLC, 4.75%, 01/15/29 (Call 01/15/25)(b)	175	158,849
Edgewell Personal Care Co.
4.13%, 04/01/29 (Call 04/01/24)(a)(b)	185	166,068
5.50%, 06/01/28 (Call 06/01/23)(a)(b)	220	215,721
		810,716
Distribution & Wholesale — 0.3%
American Builders & Contractors Supply Co. Inc., 4.00%, 01/15/28 (Call 01/15/23)(b)	225	210,570
Avient Corp., 5.75%, 05/15/25 (Call 08/29/22)(b)	160	160,867
G-III Apparel Group Ltd., 7.88%, 08/15/25 (Call 08/29/22)(b)	125	122,500
Resideo Funding Inc., 4.00%, 09/01/29 (Call 09/01/24)(a)(b)	75	63,922
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(b)	125	120,909
		678,768
Diversified Financial Services — 4.8%
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(a)(d)	235	208,563
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(a)	300	303,816
Brightsphere Investment Group Inc., 4.80%, 07/27/26	130	120,015
Coinbase Global Inc.
3.38%, 10/01/28 (Call 10/01/24)(a)(b)	290	186,559
3.63%, 10/01/31 (Call 10/01/26)(b)	280	165,920
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 08/09/22)(b)	170	163,157
6.63%, 03/15/26 (Call 08/09/22)	145	144,275
Security	Par (000)	Value

Diversified Financial Services (continued)
Enact Holdings Inc., 6.50%, 08/15/25 (Call 02/15/25)(b)	$235	$236,715
goeasy Ltd.
4.38%, 05/01/26 (Call 05/01/23)(b)	120	103,050
5.38%, 12/01/24 (Call 08/29/22)(b)	100	94,125
Jane Street Group/JSG Finance Inc., 4.50%, 11/15/29 (Call 11/15/24)(a)(b)	200	184,500
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/28 (Call 08/15/24)(b)	300	251,456
Jefferson Capital Holdings LLC, 6.00%, 08/15/26 (Call 08/15/23)(b)	85	75,119
LPL Holdings Inc.
4.00%, 03/15/29 (Call 03/15/24)(b)	265	246,450
4.38%, 05/15/31 (Call 05/15/26)(b)	110	99,921
4.63%, 11/15/27 (Call 11/15/22)(b)	170	164,762
Midcap Financial Issuer Trust
5.63%, 01/15/30 (Call 01/15/25)(b)	100	80,619
6.50%, 05/01/28 (Call 05/01/24)(b)	350	321,580
Navient Corp.
4.88%, 03/15/28 (Call 06/15/27)	155	133,068
5.00%, 03/15/27 (Call 09/15/26)(a)	240	216,938
5.50%, 03/15/29 (Call 06/15/28)	250	214,335
5.63%, 08/01/33	175	135,781
5.88%, 10/25/24	135	132,339
6.13%, 03/25/24	317	315,350
6.75%, 06/25/25	150	145,886
6.75%, 06/15/26	150	142,875
7.25%, 09/25/23	70	70,942
OneMain Finance Corp.
3.50%, 01/15/27 (Call 01/15/24)	215	183,060
3.88%, 09/15/28 (Call 09/15/24)	205	169,741
4.00%, 09/15/30 (Call 09/15/25)	270	211,950
5.38%, 11/15/29 (Call 05/15/29)(a)	240	204,081
6.13%, 03/15/24 (Call 09/15/23)	470	463,537
6.63%, 01/15/28 (Call 07/15/27)	265	248,472
6.88%, 03/15/25	370	365,375
7.13%, 03/15/26	493	477,211
PennyMac Financial Services Inc.
4.25%, 02/15/29 (Call 02/15/24)(b)	225	183,281
5.38%, 10/15/25 (Call 10/15/22)(b)	200	187,284
5.75%, 09/15/31 (Call 09/15/26)(b)	150	124,602
PRA Group Inc.
5.00%, 10/01/29 (Call 10/01/24)(b)	100	86,125
7.38%, 09/01/25 (Call 09/01/22)(a)(b)	85	84,188
Radian Group Inc.
4.50%, 10/01/24 (Call 07/01/24)	95	93,745
4.88%, 03/15/27 (Call 09/15/26)	85	83,184
6.63%, 03/15/25 (Call 09/15/24)	135	137,643
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer Inc.
2.88%, 10/15/26 (Call 10/15/23)(b)	325	287,020
3.63%, 03/01/29 (Call 03/01/24)(b)	225	192,375
3.88%, 03/01/31 (Call 03/01/26)(b)	405	333,510
4.00%, 10/15/33 (Call 10/15/27)(b)	295	238,364
SLM Corp.
3.13%, 11/02/26 (Call 10/02/26)	150	131,490
4.20%, 10/29/25 (Call 09/29/25)(a)	165	160,306
StoneX Group Inc., 8.63%, 06/15/25 (Call 08/29/22)(b)	135	137,124
United Wholesale Mortgage LLC
5.50%, 11/15/25 (Call 11/15/22)(b)	225	204,827
5.50%, 04/15/29 (Call 04/15/24)(a)(b)	230	197,363

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Diversified Financial Services (continued)
5.75%, 06/15/27 (Call 06/15/24)(b)	$165	$143,580
		9,987,554
Electric — 4.4%
Algonquin Power & Utilities Corp., 4.75%, 01/18/82 (Call 01/18/27)(d)	225	198,698
Calpine Corp.
3.75%, 03/01/31 (Call 03/01/26)(b)	245	217,480
4.50%, 02/15/28 (Call 02/15/23)(b)	440	426,800
5.25%, 06/01/26 (Call 08/29/22)(b)	152	153,336
Clearway Energy Operating LLC
3.75%, 02/15/31 (Call 02/15/26)(b)	315	275,822
3.75%, 01/15/32 (Call 01/15/27)(b)	110	93,697
4.75%, 03/15/28 (Call 03/15/23)(b)	300	290,250
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)	125	121,175
4.35%, 04/15/29 (Call 01/15/29)	155	142,622
Drax Finco PLC, 6.63%, 11/01/25 (Call 08/09/22)(b)	200	198,094
Electricite de France SA, 5.63%, (Call 01/22/24), (10 year USD Swap + 3.041%)(a)(b)(d)(e)	460	435,376
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26), (3 mo. LIBOR US + 5.440%)(a)(d)	400	397,519
FirstEnergy Corp.
2.05%, 03/01/25 (Call 02/01/25)	160	151,800
2.65%, 03/01/30 (Call 12/01/29)	185	162,800
Series A, 1.60%, 01/15/26 (Call 12/15/25)	50	45,911
Series B, 2.25%, 09/01/30 (Call 06/01/30)	140	118,650
Series B, 4.40%, 07/15/27 (Call 04/15/27)	435	426,170
Series C, 3.40%, 03/01/50 (Call 09/01/49)	230	171,661
Series C, 5.35%, 07/15/47 (Call 01/15/47)	234	209,651
Series C, 7.38%, 11/15/31	293	341,591
Leeward Renewable Energy Operations LLC, 4.25%, 07/01/29 (Call 07/01/24)(b)	135	112,127
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(b)	150	148,169
4.25%, 07/15/24 (Call 04/15/24)(b)	185	183,292
4.50%, 09/15/27 (Call 06/15/27)(b)	235	232,256
NRG Energy Inc.
3.38%, 02/15/29 (Call 02/15/24)(a)(b)	165	142,313
3.63%, 02/15/31 (Call 02/15/26)(b)	320	268,033
3.88%, 02/15/32 (Call 02/15/27)(b)	340	290,608
5.25%, 06/15/29 (Call 06/15/24)(a)(b)	210	196,875
5.75%, 01/15/28 (Call 01/15/23)(a)	305	293,916
6.63%, 01/15/27 (Call 08/15/22)	107	108,605
Pattern Energy Operations LP/Pattern Energy
Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)(b)	255	236,558
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)	325	296,706
5.25%, 07/01/30 (Call 07/01/25)	300	269,250
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 08/29/22)(b)	100	96,000
TransAlta Corp., 6.50%, 03/15/40	90	86,312
Vistra Operations Co. LLC
4.38%, 05/01/29 (Call 05/01/24)(b)	435	404,406
5.00%, 07/31/27 (Call 08/09/22)(b)	430	423,357
5.50%, 09/01/26 (Call 08/09/22)(b)	225	227,702
5.63%, 02/15/27 (Call 08/09/22)(b)	420	421,348
		9,016,936
Electrical Components & Equipment — 0.5%
EnerSys, 4.38%, 12/15/27 (Call 09/15/27)(a)(b)	76	69,540
Security	Par (000)	Value

Electrical Components & Equipment (continued)
WESCO Distribution Inc.
7.13%, 06/15/25 (Call 08/29/22)(a)(b)	$450	$465,120
7.25%, 06/15/28 (Call 06/15/23)(b)	400	414,404
		949,064
Electronics — 0.9%
Atkore Inc., 4.25%, 06/01/31 (Call 06/01/26)(b)	145	126,150
Imola Merger Corp., 4.75%, 05/15/29 (Call 05/15/24)(b)	660	617,100
Sensata Technologies BV
4.00%, 04/15/29 (Call 04/15/24)(a)(b)	380	345,534
4.88%, 10/15/23(b)	125	125,078
5.00%, 10/01/25(a)(b)	160	160,830
5.63%, 11/01/24(a)(b)	90	90,792
Sensata Technologies Inc.
3.75%, 02/15/31 (Call 02/15/26)(a)(b)	200	173,777
4.38%, 02/15/30 (Call 11/15/29)(a)(b)	150	139,227
TTM Technologies Inc., 4.00%, 03/01/29 (Call 03/01/24)(b)	140	123,699
		1,902,187
Energy - Alternate Sources — 0.3%
TerraForm Power Operating LLC
4.75%, 01/15/30 (Call 01/15/25)(b)	175	162,678
5.00%, 01/31/28 (Call 07/31/27)(b)	285	273,858
Topaz Solar Farms LLC, 5.75%, 09/30/39(b)	169	164,076
		600,612
Engineering & Construction — 0.7%
AECOM, 5.13%, 03/15/27 (Call 12/15/26)	325	329,547
Arcosa Inc., 4.38%, 04/15/29 (Call 04/15/24)(b)	145	128,655
Cellnex Finance Co. SA, 3.88%, 07/07/41 (Call 04/07/41)(a)(b)	200	141,758
Dycom Industries Inc., 4.50%, 04/15/29 (Call 04/15/24)(b)	170	155,943
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)(a)	125	121,258
4.25%, 09/15/28 (Call 06/15/28)(a)	185	169,852
TopBuild Corp.
3.63%, 03/15/29 (Call 03/15/24)(b)	140	126,529
4.13%, 02/15/32 (Call 10/15/26)(a)(b)	155	134,865
Weekley Homes LLC/Weekley Finance Corp., 4.88%, 09/15/28 (Call 09/15/23)(b)	125	102,827
		1,411,234
Entertainment — 1.3%
Cedar Fair LP/Canada’s Wonderland Co./Magnum
Management Corp./Millennium Op, 5.50%, 05/01/25 (Call 08/29/22)(b)	275	276,891
Cinemark USA Inc., 8.75%, 05/01/25 (Call 08/29/22)(b)	50	52,092
Empire Resorts Inc., 7.75%, 11/01/26 (Call 11/01/23)(b)	110	97,350
International Game Technology PLC
4.13%, 04/15/26 (Call 04/15/23)(b)	325	310,162
5.25%, 01/15/29 (Call 01/15/24)(b)	200	193,135
6.25%, 01/15/27 (Call 07/15/26)(b)	200	203,500
6.50%, 02/15/25 (Call 08/15/24)(b)	350	355,688
Resorts World Las Vegas LLC, 4.63%, 04/06/31 (Call 01/06/31)(b)	250	198,731
Resorts World Las Vegas LLC/RWLV Capital Inc., 4.63%, 04/16/29 (Call 01/16/29)(b)	175	142,323
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 08/29/22)(a)(b)	101	103,869
Vail Resorts Inc., 6.25%, 05/15/25 (Call 08/29/22)(b)	200	204,480
WMG Acquisition Corp.
3.00%, 02/15/31 (Call 02/15/26)(b)	260	225,818
3.75%, 12/01/29 (Call 12/01/24)(a)(b)	185	169,482
3.88%, 07/15/30 (Call 07/15/25)(b)	175	159,565
		2,693,086

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Environmental Control — 0.7%
Clean Harbors Inc.
4.88%, 07/15/27 (Call 08/29/22)(b)	$185	$183,677
5.13%, 07/15/29 (Call 07/15/24)(b)	85	82,463
GFL Environmental Inc.
3.50%, 09/01/28 (Call 03/01/28)(b)	215	194,575
3.75%, 08/01/25 (Call 08/29/22)(b)	200	194,123
4.25%, 06/01/25 (Call 08/29/22)(a)(b)	150	147,000
5.13%, 12/15/26 (Call 12/15/22)(b)	225	226,465
Stericycle Inc.
3.88%, 01/15/29 (Call 11/15/23)(b)	155	141,721
5.38%, 07/15/24 (Call 08/15/22)(b)	175	174,486
Tervita Corp., 11.00%, 12/01/25 (Call 12/01/23)(b)	112	121,800
		1,466,310
Food — 1.7%
Albertsons Companies Inc./Safeway Inc./New
Albertsons LP/Albertsons LLC
3.25%, 03/15/26 (Call 09/15/22)(b)	225	209,092
3.50%, 03/15/29 (Call 09/15/23)(a)(b)	375	328,376
4.63%, 01/15/27 (Call 01/15/23)(b)	425	401,494
4.88%, 02/15/30 (Call 02/15/25)(a)(b)	335	306,525
5.88%, 02/15/28 (Call 08/29/22)(a)(b)	270	261,900
7.50%, 03/15/26 (Call 08/29/22)(b)	175	180,719
Ingles Markets Inc., 4.00%, 06/15/31 (Call 06/15/26)(a)(b)	110	99,036
Lamb Weston Holdings Inc.
4.13%, 01/31/30 (Call 01/31/25)(b)	275	256,291
4.38%, 01/31/32 (Call 01/31/27)(b)	225	211,094
4.88%, 05/15/28 (Call 11/15/27)(b)	166	161,726
Pilgrim’s Pride Corp.
3.50%, 03/01/32 (Call 09/01/26)(b)	280	236,425
4.25%, 04/15/31 (Call 04/15/26)(b)	300	268,875
5.88%, 09/30/27 (Call 09/30/22)(b)	300	300,000
U.S. Foods Inc., 6.25%, 04/15/25 (Call 08/29/22)(b)	275	280,156
		3,501,709
Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.75%, 08/15/28 (Call 08/15/23)(b)	90	80,740
5.38%, 02/01/25(b)	75	74,062
Domtar Corp., 6.75%, 10/01/28 (Call 10/01/24)(b)	200	184,393
Sylvamo Corp., 7.00%, 09/01/29 (Call 09/01/24)(b)	135	124,715
		463,910
Gas — 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(a)	220	221,208
5.63%, 05/20/24 (Call 03/20/24)	225	227,288
5.75%, 05/20/27 (Call 02/20/27)	170	171,190
5.88%, 08/20/26 (Call 05/20/26)	200	202,616
		822,302
Health Care - Products — 0.7%
Avantor Funding Inc.
3.88%, 11/01/29 (Call 11/01/24)(b)	250	230,130
4.63%, 07/15/28 (Call 07/15/23)(a)(b)	510	490,987
Hologic Inc.
3.25%, 02/15/29 (Call 09/28/23)(a)(b)	315	285,464
4.63%, 02/01/28 (Call 02/01/23)(a)(b)	100	97,615
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(b)	175	164,959
4.63%, 11/15/27 (Call 11/15/22)	125	122,934
		1,392,089
Security	Par (000)	Value

Health Care - Services — 4.2%
Centene Corp.
2.45%, 07/15/28 (Call 05/15/28)	$585	$523,575
2.50%, 03/01/31 (Call 12/01/30)	655	561,931
2.63%, 08/01/31 (Call 05/01/31)	330	281,404
3.00%, 10/15/30 (Call 07/15/30)	652	581,936
3.38%, 02/15/30 (Call 02/15/25)	515	468,013
4.25%, 12/15/27 (Call 12/15/22)(a)	735	722,147
4.63%, 12/15/29 (Call 12/15/24)	1,005	991,181
Charles River Laboratories International Inc.
3.75%, 03/15/29 (Call 03/15/24)(b)	175	161,487
4.00%, 03/15/31 (Call 03/15/26)(b)	160	146,387
4.25%, 05/01/28 (Call 05/01/23)(a)(b)	140	136,850
IQVIA Inc.
5.00%, 10/15/26 (Call 08/29/22)(b)	300	298,782
5.00%, 05/15/27 (Call 08/29/22)(a)(b)	350	350,565
MEDNAX Inc., 5.38%, 02/15/30 (Call 02/15/25)(b)	150	138,375
Molina Healthcare Inc.
3.88%, 11/15/30 (Call 08/17/30)(b)	198	182,916
3.88%, 05/15/32 (Call 02/15/32)(b)	220	202,132
4.38%, 06/15/28 (Call 06/15/23)(b)	285	274,313
Tenet Healthcare Corp.
4.25%, 06/01/29 (Call 06/01/24)(b)	420	390,600
4.38%, 01/15/30 (Call 12/01/24)(a)(b)	445	413,369
4.63%, 06/15/28 (Call 06/15/23)(b)	210	198,164
4.88%, 01/01/26 (Call 08/29/22)(a)(b)	675	664,807
5.13%, 11/01/27 (Call 11/01/22)(b)	460	453,100
6.13%, 06/15/30 (Call 06/15/25)(b)	636	642,436
		8,784,470
Holding Companies - Diversified — 0.8%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.38%, 02/01/29 (Call 08/01/28)	280	251,973
4.75%, 09/15/24 (Call 06/15/24)	355	348,344
5.25%, 05/15/27 (Call 11/15/26)	416	399,327
6.25%, 05/15/26 (Call 08/29/22)	400	397,664
6.38%, 12/15/25 (Call 08/29/22)	210	209,553
		1,606,861
Home Builders — 1.3%
Century Communities Inc.
3.88%, 08/15/29 (Call 02/15/29)(b)	145	123,457
6.75%, 06/01/27 (Call 08/29/22)	150	152,439
Forestar Group Inc.
3.85%, 05/15/26 (Call 05/15/23)(b)	125	110,489
5.00%, 03/01/28 (Call 03/01/23)(b)	95	83,341
KB Home
4.00%, 06/15/31 (Call 12/15/30)(a)	135	113,713
4.80%, 11/15/29 (Call 05/15/29)	85	76,466
6.88%, 06/15/27 (Call 12/15/26)	60	62,064
7.25%, 07/15/30 (Call 07/15/25)	150	150,750
LGI Homes Inc., 4.00%, 07/15/29 (Call 01/15/29)(b)	85	70,008
M/I Homes Inc.
3.95%, 02/15/30 (Call 08/15/29)	100	82,986
4.95%, 02/01/28 (Call 02/01/23)	125	115,096
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(b)	195	156,928
5.25%, 12/15/27 (Call 12/15/22)(b)	150	131,709
Meritage Homes Corp.
3.88%, 04/15/29 (Call 10/15/28)(b)	190	167,392
5.13%, 06/06/27 (Call 12/06/26)	100	97,737
6.00%, 06/01/25 (Call 03/01/25)	75	76,078

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(b)	$125	$114,597
5.75%, 01/15/28 (Call 10/15/27)(b)	150	145,028
5.88%, 06/15/27 (Call 03/15/27)(b)	175	178,719
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc., 5.63%, 03/01/24 (Call 12/01/23)(b)	75	75,716
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24(a)	150	151,012
Tri Pointe Homes Inc.
5.25%, 06/01/27 (Call 12/01/26)	120	115,221
5.70%, 06/15/28 (Call 12/15/27)	125	119,546
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(b)	65	62,037
		2,732,529
Home Furnishings — 0.2%
Tempur Sealy International Inc.
3.88%, 10/15/31 (Call 10/15/26)(b)	270	218,757
4.00%, 04/15/29 (Call 04/15/24)(b)	240	206,774
		425,531
Household Products & Wares — 0.2%
ACCO Brands Corp., 4.25%, 03/15/29 (Call 03/15/24)(b)	195	168,960
Central Garden & Pet Co.
4.13%, 10/15/30 (Call 10/15/25)	185	160,381
4.13%, 04/30/31 (Call 04/30/26)(a)(b)	120	103,312
5.13%, 02/01/28 (Call 01/01/23)(a)	75	69,716
		502,369
Housewares — 0.5%
Newell Brands Inc.
4.45%, 04/01/26 (Call 01/01/26)	660	651,525
4.88%, 06/01/25 (Call 05/01/25)	175	176,750
5.63%, 04/01/36 (Call 10/01/35)	125	115,170
5.75%, 04/01/46 (Call 10/01/45)	210	179,840
		1,123,285
Insurance — 0.7%
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28), (3 mo. LIBOR US + 4.135%)(d)	110	110,213
Enstar Finance LLC
5.50%, 01/15/42 (Call 01/15/27)(d)	140	120,116
5.75%, 09/01/40 (Call 09/01/25)(a)(d)	150	140,145
Global Atlantic Fin Co., 4.70%, 10/15/51 (Call 07/15/26)(b)(d)	265	219,167
Liberty Mutual Group Inc.
4.13%, 12/15/51 (Call 09/15/26)(a)(b)(d)	175	145,435
4.30%, 02/01/61 (Call 02/01/26)(b)	270	189,347
7.80%, 03/07/87(b)	120	139,463
MGIC Investment Corp., 5.25%, 08/15/28 (Call 08/15/23)	175	168,438
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(b)	85	86,072
Ohio National Financial Services Inc., 6.05%, 01/24/30 (Call 10/24/29)(b)	200	195,977
		1,514,373
Internet — 1.0%
Cogent Communications Group Inc., 3.50%, 05/01/26 (Call 02/01/26)(b)	125	117,926
Go Daddy Operating Co. LLC/GD Finance Co. Inc.
3.50%, 03/01/29 (Call 03/01/24)(b)	260	231,459
5.25%, 12/01/27 (Call 08/29/22)(b)	160	156,054
Match Group Holdings II LLC
3.63%, 10/01/31 (Call 10/01/26)(b)	160	136,678
4.13%, 08/01/30 (Call 05/01/25)(b)	160	143,123
4.63%, 06/01/28 (Call 06/01/23)(a)(b)	165	156,251
5.00%, 12/15/27 (Call 12/15/22)(b)	100	97,066
5.63%, 02/15/29 (Call 02/15/24)(a)(b)	135	132,300
Security	Par (000)	Value

Internet (continued)
NortonLifeLock Inc., 5.00%, 04/15/25 (Call 08/09/22)(b)	$405	$403,390
Twitter Inc.
3.88%, 12/15/27 (Call 09/15/27)(a)(b)	195	185,543
5.00%, 03/01/30 (Call 12/01/29)(b)	330	318,537
		2,078,327
Iron & Steel — 1.1%
Big River Steel LLC/BRS Finance Corp., 6.63%, 01/31/29 (Call 09/15/23)(a)(b)	235	240,684
Carpenter Technology Corp.
6.38%, 07/15/28 (Call 07/15/23)	85	78,998
7.63%, 03/15/30 (Call 03/15/25)	120	109,261
Cleveland-Cliffs Inc.
4.63%, 03/01/29 (Call 03/01/24)(a)(b)	165	154,004
4.88%, 03/01/31 (Call 03/01/26)(a)(b)	165	153,310
5.88%, 06/01/27 (Call 08/29/22)	155	154,272
6.75%, 03/15/26 (Call 08/29/22)(b)	275	283,250
Commercial Metals Co.
3.88%, 02/15/31 (Call 02/15/26)	85	70,524
4.13%, 01/15/30 (Call 01/15/25)	100	87,690
4.38%, 03/15/32 (Call 03/15/27)	85	72,856
Mineral Resources Ltd.
8.00%, 11/01/27 (Call 11/01/24)(b)	215	218,445
8.13%, 05/01/27 (Call 08/29/22)(b)	185	183,725
8.50%, 05/01/30 (Call 05/01/25)(b)	225	227,813
U.S. Steel Corp.
6.65%, 06/01/37	90	77,535
6.88%, 03/01/29 (Call 03/01/24)(a)	260	249,709
		2,362,076
Leisure Time — 0.6%
Carnival Corp., 4.00%, 08/01/28 (Call 05/01/28)(b)	770	671,825
Royal Caribbean Cruises Ltd., 11.50%, 06/01/25 (Call 08/09/22)(a)(b)	423	453,113
Vista Outdoor Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	150	114,000
		1,238,938
Lodging — 2.0%
Genting New York LLC, 3.30%, 02/15/26 (Call 01/15/26)(b)	200	181,872
Hilton Domestic Operating Co. Inc.
3.63%, 02/15/32 (Call 08/15/26)(b)	480	414,000
3.75%, 05/01/29 (Call 05/01/24)(a)(b)	255	231,412
4.00%, 05/01/31 (Call 05/01/26)(a)(b)	310	278,268
4.88%, 01/15/30 (Call 01/15/25)(a)	310	301,087
5.38%, 05/01/25 (Call 08/09/22)(b)	175	175,000
5.75%, 05/01/28 (Call 05/01/23)(b)	225	226,310
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.88%, 04/01/27 (Call 08/15/22)	165	162,113
Las Vegas Sands Corp.
2.90%, 06/25/25 (Call 05/25/25)	160	149,946
3.20%, 08/08/24 (Call 07/08/24)	550	534,101
3.50%, 08/18/26 (Call 06/18/26)(a)	325	303,793
3.90%, 08/08/29 (Call 05/08/29)	192	171,552
Marriott Ownership Resorts Inc., 6.13%, 09/15/25 (Call 08/29/22)(b)	112	112,560
Travel + Leisure Co.
4.50%, 12/01/29 (Call 09/01/29)(b)	230	198,021
4.63%, 03/01/30 (Call 12/01/29)(b)	125	102,402
5.65%, 04/01/24 (Call 02/01/24)	50	50,109
6.00%, 04/01/27 (Call 01/01/27)	110	109,627
6.60%, 10/01/25 (Call 07/01/25)	125	127,195
6.63%, 07/31/26 (Call 04/30/26)(b)	180	183,063

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging (continued)
Wyndham Hotels & Resorts Inc., 4.38%, 08/15/28 (Call 08/15/23)(b)	$160	$146,993
		4,159,424
Machinery — 0.4%
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(b)	125	118,438
4.13%, 04/15/29 (Call 04/15/24)(b)	130	122,083
GrafTech Finance Inc., 4.63%, 12/15/28 (Call 12/15/23)(b)	175	151,974
Mueller Water Products Inc., 4.00%, 06/15/29 (Call 06/15/24)(b)	155	141,260
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	125	122,842
Weir Group PLC (The), 2.20%, 05/13/26 (Call 04/13/26)(b)	225	199,229
		855,826
Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(b)	125	111,375
5.63%, 07/01/27 (Call 08/29/22)(b)	125	121,349
Hillenbrand Inc.
3.75%, 03/01/31 (Call 03/01/26)	65	54,280
5.00%, 09/15/26 (Call 07/15/26)	160	155,534
5.75%, 06/15/25 (Call 08/29/22)(a)	125	127,187
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)	167	164,012
		733,737
Media — 7.7%
AMC Networks Inc.
4.25%, 02/15/29 (Call 02/15/24)	295	259,503
4.75%, 08/01/25 (Call 08/29/22)	275	264,000
5.00%, 04/01/24 (Call 08/29/22)	165	164,381
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/31 (Call 07/01/25)(b)	500	433,750
4.25%, 01/15/34 (Call 01/15/28)(b)	400	330,414
4.50%, 08/15/30 (Call 02/15/25)(a)(b)	450	400,014
4.50%, 05/01/32 (Call 05/01/26)	560	484,159
4.50%, 06/01/33 (Call 06/01/27)(b)	335	283,075
4.75%, 03/01/30 (Call 09/01/24)(a)(b)	575	523,250
4.75%, 02/01/32 (Call 02/01/27)(a)(b)	220	194,288
5.00%, 02/01/28 (Call 08/15/22)(a)(b)	450	434,250
5.13%, 05/01/27 (Call 08/29/22)(b)	600	587,670
5.38%, 06/01/29 (Call 06/01/24)(a)(b)	275	262,061
5.50%, 05/01/26 (Call 08/29/22)(b)	130	130,948
CSC Holdings LLC
3.38%, 02/15/31 (Call 02/15/26)(a)(b)	275	220,000
4.13%, 12/01/30 (Call 12/01/25)(a)(b)	325	276,393
4.50%, 11/15/31 (Call 11/15/26)(a)(b)	400	340,000
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	425	403,750
5.50%, 04/15/27 (Call 08/29/22)(a)(b)	400	386,896
6.50%, 02/01/29 (Call 02/01/24)(a)(b)	575	555,795
Directv Financing LLC/Directv Financing Co-Obligor Inc.,
5.88%, 08/15/27 (Call 08/15/23)(b)	1,170	1,089,960
Gannett Holdings LLC, 6.00%, 11/01/26 (Call 11/01/23)(a)(b)	110	93,225
LCPR Senior Secured Financing DAC
5.13%, 07/15/29 (Call 07/15/24)(b)	375	329,013
6.75%, 10/15/27 (Call 10/15/22)(b)	200	194,156
News Corp.
3.88%, 05/15/29 (Call 05/15/24)(a)(b)	300	276,723
5.13%, 02/15/32 (Call 02/15/27)(b)	160	152,800
Paramount Global
6.25%, 02/28/57 (Call 02/28/27), (3 mo. LIBOR US + 3.899%)(d)	185	172,105
Security	Par (000)	Value

Media (continued)
6.38%, 03/30/62 (Call 03/30/27)(d)	$325	$306,974
Scripps Escrow II Inc., 3.88%, 01/15/29 (Call 01/15/24)(b)	150	134,570
Sinclair Television Group Inc., 4.13%, 12/01/30 (Call 12/01/25)(b)	215	182,778
Sirius XM Radio Inc.
3.13%, 09/01/26 (Call 09/01/23)(b)	300	282,771
3.88%, 09/01/31 (Call 09/01/26)(b)	490	426,300
4.00%, 07/15/28 (Call 07/15/24)(b)	620	575,980
4.13%, 07/01/30 (Call 07/01/25)(b)	475	428,854
5.00%, 08/01/27 (Call 08/29/22)(b)	450	446,296
5.50%, 07/01/29 (Call 07/01/24)(b)	390	383,175
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	300	293,017
4.75%, 03/15/26 (Call 03/15/23)(b)	165	163,843
5.00%, 09/15/29 (Call 09/15/24)(a)	350	342,146
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(b)	400	360,700
UPC Broadband Finco BV, 4.88%, 07/15/31 (Call 07/15/26)(b)	400	353,664
Videotron Ltd.
3.63%, 06/15/29 (Call 06/15/24)(b)	150	130,878
5.13%, 04/15/27 (Call 08/29/22)(b)	250	242,500
5.38%, 06/15/24 (Call 03/15/24)(b)	200	200,750
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(b)	325	292,500
5.50%, 05/15/29 (Call 05/15/24)(b)	375	356,250
VZ Secured Financing BV, 5.00%, 01/15/32 (Call 01/15/27)(b)	475	423,610
Ziggo BV, 4.88%, 01/15/30 (Call 10/15/24)(b)	335	309,255
		15,879,390
Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc.
5.00%, 09/30/27 (Call 09/30/22)(b)	125	122,500
6.38%, 06/15/30 (Call 07/15/25)(b)	150	151,150
		273,650
Mining — 1.7%
Alcoa Nederland Holding BV
4.13%, 03/31/29 (Call 03/31/24)(b)	125	117,581
5.50%, 12/15/27 (Call 06/15/23)(a)(b)	225	222,123
6.13%, 05/15/28 (Call 05/15/23)(b)	188	190,240
Arconic Corp.
6.00%, 05/15/25 (Call 08/29/22)(b)	225	226,638
6.13%, 02/15/28 (Call 02/15/23)(b)	245	244,860
FMG Resources August 2006 Pty Ltd.
4.38%, 04/01/31 (Call 01/01/31)(a)(b)	440	381,971
4.50%, 09/15/27 (Call 06/15/27)(a)(b)	225	207,563
5.13%, 05/15/24 (Call 02/15/24)(b)	185	186,601
FMG Resources August Pty. Ltd.
5.88%, 04/15/30 (Call 01/15/30)(b)	195	186,012
6.13%, 04/15/32 (Call 01/15/32)(b)	285	270,893
Kaiser Aluminum Corp.
4.50%, 06/01/31 (Call 06/01/26)(b)	180	145,044
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	150	128,161
Novelis Corp.
3.25%, 11/15/26 (Call 11/15/23)(b)	230	214,029
3.88%, 08/15/31 (Call 08/15/26)(b)	240	205,200
4.75%, 01/30/30 (Call 01/30/25)(a)(b)	500	462,517
Perenti Finance Pty Ltd., 6.50%, 10/07/25 (Call 10/07/22)(a)(b)	180	160,740
		3,550,173
Office & Business Equipment — 0.3%
Xerox Corp.
3.80%, 05/15/24	125	121,875

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Office & Business Equipment (continued)
4.80%, 03/01/35	$125	$95,648
6.75%, 12/15/39(a)	150	132,000
Xerox Holdings Corp.
5.00%, 08/15/25 (Call 07/15/25)(b)	165	159,475
5.50%, 08/15/28 (Call 07/15/28)(b)	150	133,623
		642,621
Office Furnishings — 0.1%
Steelcase Inc., 5.13%, 01/18/29 (Call 10/18/28)	120	114,624

Oil & Gas — 6.8%
Antero Resources Corp.
5.38%, 03/01/30 (Call 03/01/25)(b)	200	196,500
7.63%, 02/01/29 (Call 02/01/24)(b)	175	184,406
8.38%, 07/15/26 (Call 01/15/24)(a)(b)	100	108,750
Apache Corp.
4.25%, 01/15/30 (Call 10/15/29)(a)	175	168,605
4.38%, 10/15/28 (Call 07/15/28)(a)	50	46,625
4.75%, 04/15/43 (Call 10/15/42)	130	106,464
5.10%, 09/01/40 (Call 03/01/40)(a)	430	382,429
5.25%, 02/01/42 (Call 08/01/41)	165	143,549
5.35%, 07/01/49 (Call 01/01/49)	100	83,470
6.00%, 01/15/37	145	138,870
Athabasca Oil Corp., 9.75%, 11/01/26 (Call 11/01/24)(a)(b)	63	63,788
Chesapeake Energy Corp.
5.50%, 02/01/26 (Call 02/05/23)(a)(b)	175	175,438
5.88%, 02/01/29 (Call 02/05/24)(b)	150	150,770
6.75%, 04/15/29 (Call 04/15/24)(a)(b)	310	321,113
Civitas Resources Inc., 5.00%, 10/15/26 (Call 10/15/23)(b)	100	93,930
CNX Resources Corp.
6.00%, 01/15/29 (Call 01/15/24)(a)(b)	160	155,600
7.25%, 03/14/27 (Call 08/29/22)(b)	180	182,273
CrownRock LP/CrownRock Finance Inc.
5.00%, 05/01/29 (Call 05/01/24)(b)	150	139,329
5.63%, 10/15/25 (Call 08/29/22)(b)	375	374,445
Endeavor Energy Resources LP/EER Finance Inc., 5.75%, 01/30/28 (Call 01/30/23)(b)	325	325,500
Harbour Energy PLC, 5.50%, 10/15/26 (Call 10/15/23)(b)	200	182,232
Hilcorp Energy I LP/Hilcorp Finance Co.
5.75%, 02/01/29 (Call 02/01/24)(b)	190	173,375
6.00%, 04/15/30 (Call 04/15/25)(b)	165	149,738
6.00%, 02/01/31 (Call 02/01/26)(b)	150	137,391
6.25%, 11/01/28 (Call 11/01/23)(b)	200	193,689
6.25%, 04/15/32 (Call 05/15/27)(b)	175	157,614
Murphy Oil Corp.
5.75%, 08/15/25 (Call 08/29/22)(a)	70	70,175
5.88%, 12/01/27 (Call 12/01/22)	160	158,200
6.13%, 12/01/42 (Call 06/01/42)	75	58,875
6.38%, 07/15/28 (Call 07/15/24)	210	209,616
7.05%, 05/01/29	125	122,025
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 08/30/22)(b)	250	241,600
Oasis Petroleum Inc., 6.38%, 06/01/26 (Call 06/01/23)(b)	100	98,500
Occidental Petroleum Corp.
2.90%, 08/15/24 (Call 07/15/24)	150	148,701
5.50%, 12/01/25 (Call 09/01/25)(a)	330	337,481
5.55%, 03/15/26 (Call 12/15/25)	125	128,438
5.88%, 09/01/25 (Call 06/01/25)	200	203,750
6.13%, 01/01/31 (Call 07/01/30)	275	294,712
6.20%, 03/15/40	225	230,433
6.38%, 09/01/28 (Call 03/01/28)	135	144,672
6.45%, 09/15/36	585	650,596
Security	Par (000)	Value

Oil & Gas (continued)
6.60%, 03/15/46 (Call 09/15/45)	$375	$414,375
6.63%, 09/01/30 (Call 03/01/30)	320	355,006
6.95%, 07/01/24	75	78,705
7.50%, 05/01/31	200	231,906
7.88%, 09/15/31	125	144,688
7.95%, 06/15/39	125	143,375
8.00%, 07/15/25 (Call 04/15/25)	100	110,038
8.50%, 07/15/27 (Call 01/15/27)(a)	150	171,375
8.88%, 07/15/30 (Call 01/15/30)	235	281,412
Parkland Corp.
4.50%, 10/01/29 (Call 10/01/24)(b)	250	219,467
4.63%, 05/01/30 (Call 05/01/25)(a)(b)	255	228,174
5.88%, 07/15/27 (Call 08/29/22)(b)	175	170,625
Patterson-UTI Energy Inc.
3.95%, 02/01/28 (Call 11/01/27)	150	128,596
5.15%, 11/15/29 (Call 08/15/29)	100	89,710
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 02/15/28 (Call 02/15/23)	275	249,562
PDC Energy Inc., 5.75%, 05/15/26 (Call 08/29/22)	235	229,712
Petrofac Ltd., 9.75%, 11/15/26 (Call 11/15/23)(b)	400	317,942
Range Resources Corp.
4.75%, 02/15/30 (Call 02/15/25)(b)	175	167,125
4.88%, 05/15/25 (Call 02/15/25)	225	224,525
8.25%, 01/15/29 (Call 01/15/24)	200	214,178
Southwestern Energy Co.
4.75%, 02/01/32 (Call 02/01/27)	350	326,375
5.38%, 02/01/29 (Call 02/01/24)	225	219,937
5.38%, 03/15/30 (Call 03/15/25)	330	324,699
5.95%, 01/23/25 (Call 10/23/24)	175	177,124
7.75%, 10/01/27 (Call 10/01/22)	115	119,934
8.38%, 09/15/28 (Call 09/15/23)(a)	120	129,000
Sunoco LP/Sunoco Finance Corp.
4.50%, 05/15/29 (Call 05/15/24)	245	220,461
4.50%, 04/30/30	273	239,426
5.88%, 03/15/28 (Call 03/15/23)	135	129,176
6.00%, 04/15/27 (Call 08/29/22)	135	134,318
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(b)	150	146,409
		13,971,022
Packaging & Containers — 2.3%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal
Packaging Finance PLC
3.25%, 09/01/28 (Call 05/15/24)(b)	230	213,511
6.00%, 06/15/27 (Call 06/15/24)(b)	100	102,875
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(b)	465	411,525
5.25%, 04/30/25 (Call 08/29/22)(b)	175	167,125
Ball Corp.
2.88%, 08/15/30 (Call 05/15/30)	385	331,558
3.13%, 09/15/31 (Call 06/15/31)	270	236,587
4.00%, 11/15/23	300	299,250
4.88%, 03/15/26 (Call 12/15/25)	225	226,773
5.25%, 07/01/25(a)	330	333,960
Berry Global Inc.
4.50%, 02/15/26 (Call 08/29/22)(a)(b)	70	67,375
5.63%, 07/15/27 (Call 08/29/22)(a)(b)	175	176,606
Cascades Inc./Cascades USA Inc., 5.38%, 01/15/28 (Call 01/15/23)(b)	150	134,928
Crown Americas LLC, 5.25%, 04/01/30 (Call 01/01/30)(b)	195	194,512
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)(a)	115	112,012

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Crown Americas LLC/Crown Americas Capital Corp. VI,
4.75%, 02/01/26 (Call 08/29/22)	$250	$248,095
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26	100	107,976
Graphic Packaging International LLC
3.50%, 03/15/28(b)	175	161,657
3.50%, 03/01/29 (Call 09/01/28)(b)	100	90,145
3.75%, 02/01/30 (Call 08/01/29)(b)	120	108,041
4.13%, 08/15/24 (Call 05/15/24)(a)	85	84,375
4.75%, 07/15/27 (Call 04/15/27)(b)	100	97,402
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(b)	115	109,250
5.00%, 04/15/29 (Call 04/15/25)(b)	135	133,650
5.13%, 12/01/24 (Call 09/01/24)(b)	125	126,562
5.50%, 09/15/25 (Call 06/15/25)(a)(b)	75	76,525
6.88%, 07/15/33(b)	185	197,950
Silgan Holdings Inc., 4.13%, 02/01/28 (Call 10/01/22)	135	126,563
TriMas Corp., 4.13%, 04/15/29 (Call 04/15/24)(a)(b)	150	132,750
		4,809,538
Pharmaceuticals — 1.8%
180 Medical Inc., 3.88%, 10/15/29 (Call 10/07/24)(b)	135	122,730
Bausch Health Companies Inc.
4.88%, 06/01/28 (Call 06/01/24)(b)	530	422,013
5.50%, 11/01/25 (Call 08/29/22)(a)(b)	540	480,600
5.75%, 08/15/27 (Call 08/15/22)(b)	160	132,880
6.13%, 02/01/27 (Call 02/01/24)(b)	290	246,880
Elanco Animal Health Inc., 6.40%, 08/28/28 (Call 05/28/28)	250	255,625
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/29/22)(b)	150	148,785
Jazz Securities DAC, 4.38%, 01/15/29 (Call 07/15/24)(b)	425	409,211
Organon & Co./Organon Foreign Debt Co-Issuer BV, 4.13%, 04/30/28 (Call 04/30/24)(b)	605	572,027
Perrigo Finance Unlimited Co.
3.90%, 12/15/24 (Call 09/15/24)	200	197,534
4.38%, 03/15/26 (Call 12/15/25)	200	196,832
4.40%, 06/15/30 (Call 03/15/30)	325	298,516
4.90%, 12/15/44 (Call 06/15/44)	50	39,320
PRA Health Sciences Inc., 2.88%, 07/15/26 (Call 07/15/23)(b)	200	189,418
		3,712,371
Pipelines — 8.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/29 (Call 06/15/24)(b)	250	244,224
5.75%, 03/01/27 (Call 08/15/22)(b)	275	273,701
5.75%, 01/15/28 (Call 01/15/23)(b)	200	196,381
7.88%, 05/15/26 (Call 05/15/23)(b)	125	130,834
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	170	158,236
4.13%, 03/01/25 (Call 02/01/25)(b)	145	139,925
4.13%, 12/01/27 (Call 09/01/27)	127	116,205
4.35%, 10/15/24 (Call 07/15/24)	100	98,234
4.50%, 03/01/28 (Call 12/01/27)(b)	120	110,400
5.60%, 10/15/44 (Call 04/15/44)	135	99,225
5.85%, 11/15/43 (Call 05/15/43)	125	91,250
Cheniere Energy Inc., 4.63%, 10/15/28 (Call 10/15/23)	677	659,161
Cheniere Energy Partners LP
3.25%, 01/31/32(a)	380	331,550
4.00%, 03/01/31 (Call 03/01/26)	435	404,198
4.50%, 10/01/29 (Call 10/01/24)	465	450,508
CNX Midstream Partners LP, 4.75%, 04/15/30 (Call 04/15/25)(b)	125	107,753
Security	Par (000)	Value

Pipelines (continued)
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 08/15/22)(b)	$225	$216,000
5.75%, 04/01/25 (Call 08/29/22)(a)	125	123,125
6.00%, 02/01/29 (Call 02/01/24)(b)	350	318,857
DCP Midstream Operating LP
3.25%, 02/15/32 (Call 08/15/31)	125	107,684
5.13%, 05/15/29 (Call 02/15/29)	175	171,352
5.38%, 07/15/25 (Call 04/15/25)	225	230,625
5.60%, 04/01/44 (Call 10/01/43)	125	108,171
5.63%, 07/15/27 (Call 04/15/27)	185	190,550
6.45%, 11/03/36(b)	135	134,662
6.75%, 09/15/37(b)	100	99,000
8.13%, 08/16/30	100	108,797
DT Midstream Inc.
4.13%, 06/15/29 (Call 06/15/24)(b)	335	310,130
4.38%, 06/15/31 (Call 06/15/26)(b)	320	287,200
EnLink Midstream LLC
5.38%, 06/01/29 (Call 03/01/29)	175	166,176
5.63%, 01/15/28 (Call 07/15/27)(b)	175	169,866
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	255	250,716
4.40%, 04/01/24 (Call 01/01/24)	110	110,187
4.85%, 07/15/26 (Call 04/15/26)	190	187,999
5.05%, 04/01/45 (Call 10/01/44)	125	92,156
5.45%, 06/01/47 (Call 12/01/46)	160	121,933
5.60%, 04/01/44 (Call 10/01/43)	115	89,446
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	125	121,875
4.13%, 12/01/26 (Call 09/01/26)	125	115,230
4.50%, 01/15/29 (Call 07/15/28)(b)	225	201,375
4.75%, 01/15/31 (Call 07/15/30)(b)	315	284,571
5.50%, 07/15/28 (Call 04/15/28)	260	245,716
6.00%, 07/01/25 (Call 04/01/25)(b)	175	173,696
6.50%, 07/01/27 (Call 01/01/27)(b)	300	300,621
6.50%, 07/15/48 (Call 01/15/48)	185	155,400
7.50%, 06/01/27 (Call 06/01/24)(b)	145	148,176
7.50%, 06/01/30 (Call 12/01/29)(b)	180	185,242
Harvest Midstream I LP, 7.50%, 09/01/28 (Call 09/01/23)(b)	275	262,713
Hess Midstream Operations LP
4.25%, 02/15/30 (Call 02/15/25)(b)	245	218,251
5.13%, 06/15/28 (Call 06/15/23)(a)(b)	174	169,715
5.50%, 10/15/30 (Call 10/15/25)(b)	125	116,428
5.63%, 02/15/26 (Call 08/29/22)(a)(b)	258	257,032
Holly Energy Partners LP/Holly Energy Finance Corp.
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	175	161,360
6.38%, 04/15/27 (Call 04/15/24)(b)	90	89,109
Kinetik Holdings LP, 5.88%, 06/15/30 (Call 06/15/25)(b)	295	299,658
New Fortress Energy Inc.
6.50%, 09/30/26 (Call 03/31/23)(b)	480	454,584
6.75%, 09/15/25 (Call 09/15/22)(b)	350	341,687
Northriver Midstream Finance LP, 5.63%, 02/15/26 (Call 10/15/22)(b)	160	158,125
NuStar Logistics LP
5.63%, 04/28/27 (Call 01/28/27)	185	176,928
5.75%, 10/01/25 (Call 07/01/25)	200	194,320
6.00%, 06/01/26 (Call 03/01/26)	155	152,367
6.38%, 10/01/30 (Call 04/01/30)(a)	170	156,722
Rattler Midstream LP, 5.63%, 07/15/25 (Call 08/15/22)(b)	75	76,500

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(b)	$100	$92,750
4.80%, 05/15/30 (Call 02/15/30)(b)	125	105,000
4.95%, 07/15/29 (Call 04/15/29)(b)	160	140,577
6.88%, 04/15/40(b)	150	127,125
7.50%, 07/15/38(b)	95	85,263
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	250	227,020
6.00%, 03/01/27 (Call 03/01/23)(b)	150	139,349
6.00%, 12/31/30 (Call 12/31/25)(b)	215	193,769
6.00%, 09/01/31 (Call 09/01/26)(a)(b)	175	157,675
7.50%, 10/01/25 (Call 10/01/22)(b)	180	180,377
Venture Global Calcasieu Pass LLC
3.88%, 11/01/33 (Call 05/01/33)(b)	395	342,915
3.88%, 08/15/29 (Call 02/15/29)(b)	400	369,088
4.13%, 08/15/31 (Call 02/15/31)(b)	385	354,928
Western Midstream Operating LP
3.35%, 02/01/25 (Call 01/01/25)	235	230,305
3.95%, 06/01/25 (Call 03/01/25)	80	79,178
4.30%, 02/01/30 (Call 11/01/29)(a)	430	402,140
4.50%, 03/01/28 (Call 12/01/27)	125	120,625
4.65%, 07/01/26 (Call 04/01/26)	175	173,712
4.75%, 08/15/28 (Call 05/15/28)	135	131,927
5.30%, 03/01/48 (Call 09/01/47)	230	201,697
5.45%, 04/01/44 (Call 10/01/43)	175	156,621
5.50%, 08/15/48 (Call 02/15/48)	100	87,180
5.50%, 02/01/50 (Call 08/01/49)	325	290,747
		16,813,786
Real Estate — 0.8%
Cushman & Wakefield US Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(b)	225	222,662
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 08/29/22)(b)	175	174,841
Howard Hughes Corp. (The)
4.13%, 02/01/29 (Call 02/01/24)(b)	180	154,834
4.38%, 02/01/31 (Call 02/01/26)(b)	225	190,533
5.38%, 08/01/28 (Call 08/01/23)(b)	265	248,130
Kennedy-Wilson Inc.
4.75%, 03/01/29 (Call 03/01/24)	190	167,675
4.75%, 02/01/30 (Call 09/01/24)	205	176,181
5.00%, 03/01/31 (Call 03/01/26)	200	170,500
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)	125	125,652
		1,631,008
Real Estate Investment Trusts — 3.5%
American Finance Trust Inc./American Finance Operating Partner LP, 4.50%, 09/30/28 (Call 06/30/28)(a)(b)	165	132,754
Apollo Commercial Real Estate Finance Inc., 4.63%, 06/15/29 (Call 06/15/24)(b)	185	145,688
Blackstone Mortgage Trust Inc., 3.75%, 01/15/27 (Call 10/15/26)(b)	115	102,350
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/27 (Call 10/01/23)(b)	245	213,910
5.75%, 05/15/26 (Call 08/09/22)(b)	275	268,183
CTR Partnership LP/CareTrust Capital Corp., 3.88%, 06/30/28 (Call 03/30/28)(b)	110	97,192
Global Net Lease Inc./Global Net Lease Operating Partnership LP, 3.75%, 12/15/27 (Call 09/15/27)(a)(b)	175	153,432
HAT Holdings I LLC/HAT Holdings II LLC
3.38%, 06/15/26 (Call 03/15/26)(b)	310	273,093
3.75%, 09/15/30(b)	110	84,225
Security	Par (000)	Value

Real Estate Investment Trusts (continued)
6.00%, 04/15/25 (Call 08/29/22)(a)(b)	$125	$122,023
Iron Mountain Inc.
4.50%, 02/15/31 (Call 02/15/26)(b)	335	293,944
4.88%, 09/15/27 (Call 09/15/22)(b)	280	267,362
4.88%, 09/15/29 (Call 09/15/24)(b)	365	334,986
5.00%, 07/15/28 (Call 07/15/23)(b)	205	194,967
5.25%, 03/15/28 (Call 12/27/22)(b)	250	238,750
5.25%, 07/15/30 (Call 07/15/25)(b)	390	364,857
5.63%, 07/15/32 (Call 07/15/26)(b)	175	164,159
Iron Mountain Information Management Services Inc., 5.00%, 07/15/32 (Call 07/15/27)(b)	230	207,378
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	235	224,131
4.75%, 10/01/24 (Call 07/01/24)	205	202,181
5.50%, 02/15/26 (Call 08/29/22)	90	88,362
Ladder Capital Finance Holdings LLLP/Ladder Capital
Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(b)	200	178,294
4.75%, 06/15/29 (Call 06/15/24)(b)	220	187,779
5.25%, 10/01/25 (Call 08/15/22)(b)	130	122,877
MPT Operating Partnership LP/MPT Finance Corp.
3.50%, 03/15/31 (Call 03/15/26)	410	352,987
4.63%, 08/01/29 (Call 08/01/24)	325	304,687
5.00%, 10/15/27 (Call 10/15/22)	435	418,687
5.25%, 08/01/26 (Call 08/29/22)	157	153,664
RLJ Lodging Trust LP
3.75%, 07/01/26 (Call 07/01/23)(b)	150	140,708
4.00%, 09/15/29 (Call 09/15/24)(a)(b)	175	155,094
Service Properties Trust
5.50%, 12/15/27 (Call 09/15/27)	190	165,041
7.50%, 09/15/25 (Call 06/15/25)	225	218,151
Starwood Property Trust Inc.
3.63%, 07/15/26 (Call 01/15/26)(b)	140	126,350
3.75%, 12/31/24 (Call 09/30/24)(b)	95	91,624
4.38%, 01/15/27 (Call 07/15/26)(b)	175	160,405
4.75%, 03/15/25 (Call 09/15/24)	150	148,986
5.50%, 11/01/23 (Call 08/01/23)(a)(b)	75	74,438
		7,173,699
Retail — 4.7%
1011778 BC ULC/New Red Finance Inc.
3.50%, 02/15/29 (Call 02/15/24)(a)(b)	220	200,416
3.88%, 01/15/28 (Call 09/15/22)(b)	495	457,781
5.75%, 04/15/25 (Call 08/29/22)(a)(b)	175	177,187
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 08/15/22)(b)	75	73,773
Academy Ltd., 6.00%, 11/15/27 (Call 11/15/23)(b)	125	115,878
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)	110	100,656
4.63%, 11/15/29 (Call 11/15/24)(b)	250	220,655
4.75%, 03/01/30 (Call 03/01/25)	135	117,703
5.00%, 02/15/32 (Call 11/15/26)(b)	195	170,302
Bath & Body Works Inc.
5.25%, 02/01/28	175	165,009
6.63%, 10/01/30 (Call 10/01/25)(b)	350	333,992
6.69%, 01/15/27	75	73,969
6.75%, 07/01/36	225	204,187
6.88%, 11/01/35	290	265,823
7.50%, 06/15/29 (Call 06/15/24)(a)	175	173,031
9.38%, 07/01/25(a)(b)	110	114,969
Beacon Roofing Supply Inc., 4.50%, 11/15/26 (Call 11/15/22)(b)	100	96,568

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
FirstCash Inc.
4.63%, 09/01/28 (Call 09/01/23)(b)	$150	$134,183
5.63%, 01/01/30 (Call 01/01/25)(b)	190	178,391
Foot Locker Inc., 4.00%, 10/01/29 (Call 10/01/24)(b)	150	116,625
Gap Inc. (The)
3.63%, 10/01/29 (Call 10/01/24)(b)	225	165,026
3.88%, 10/01/31 (Call 10/01/26)(a)(b)	260	188,344
Group 1 Automotive Inc., 4.00%, 08/15/28 (Call 08/15/23)(b)	260	232,547
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 06/01/27 (Call 08/29/22)(b)	235	235,528
Lithia Motors Inc.
3.88%, 06/01/29 (Call 06/01/24)(b)	275	244,682
4.38%, 01/15/31 (Call 10/15/25)(b)	155	140,663
4.63%, 12/15/27 (Call 12/15/22)(a)(b)	125	118,981
Macy’s Retail Holdings LLC
4.30%, 02/15/43 (Call 08/15/42)	160	99,200
4.50%, 12/15/34 (Call 06/15/34)	75	54,375
5.13%, 01/15/42 (Call 07/15/41)	75	51,252
5.88%, 04/01/29 (Call 04/01/24)(b)	150	131,743
5.88%, 03/15/30 (Call 03/15/25)(b)	110	94,302
6.13%, 03/15/32 (Call 03/15/27)(a)(b)	115	96,695
Murphy Oil USA Inc.
3.75%, 02/15/31 (Call 02/15/26)(b)	140	127,739
4.75%, 09/15/29 (Call 09/15/24)	175	169,290
5.63%, 05/01/27 (Call 08/29/22)	110	108,336
Nordstrom Inc.
2.30%, 04/08/24 (Call 08/15/22)	85	80,409
4.00%, 03/15/27 (Call 12/15/26)(a)	95	86,989
4.25%, 08/01/31 (Call 05/01/31)	146	118,247
4.38%, 04/01/30 (Call 01/01/30)(a)	150	125,845
5.00%, 01/15/44 (Call 07/15/43)	300	219,822
6.95%, 03/15/28	100	99,465
Penske Automotive Group Inc.
3.50%, 09/01/25 (Call 09/01/22)	175	168,786
3.75%, 06/15/29 (Call 06/15/24)	150	135,000
QVC Inc.
4.38%, 09/01/28 (Call 06/01/28)(a)	170	132,600
4.45%, 02/15/25 (Call 11/15/24)	190	182,159
4.75%, 02/15/27 (Call 11/15/26)	185	155,633
4.85%, 04/01/24	150	146,839
5.45%, 08/15/34 (Call 02/15/34)(a)	220	156,383
Sally Holdings LLC/Sally Capital Inc., 5.63%, 12/01/25 (Call 08/29/22)	150	149,813
Sonic Automotive Inc.
4.63%, 11/15/29 (Call 11/15/24)(a)(b)	227	192,920
4.88%, 11/15/31 (Call 11/15/26)(b)	146	118,990
Superior Plus LP/Superior General Partner Inc., 4.50%, 03/15/29 (Call 03/15/24)(b)	185	170,200
Vivo Energy Investments BV, 5.13%, 09/24/27 (Call 09/24/23)(a)(b)	100	94,300
Yum! Brands Inc.
3.63%, 03/15/31 (Call 12/15/30)	340	307,690
3.88%, 11/01/23 (Call 08/01/23)	75	74,813
4.63%, 01/31/32 (Call 10/01/26)	350	332,647
4.75%, 01/15/30 (Call 10/15/29)(b)	275	267,410
5.35%, 11/01/43 (Call 05/01/43)	90	76,500
5.38%, 04/01/32 (Call 04/01/27)	365	360,437
6.88%, 11/15/37	75	79,423
		9,783,121
Semiconductors — 0.5%
Amkor Technology Inc., 6.63%, 09/15/27 (Call 08/29/22)(a)(b)	125	124,393
Security	Par (000)	Value

Semiconductors (continued)
ams-OSRAM AG, 7.00%, 07/31/25 (Call 08/29/22)(a)(b)	$125	$118,125
Entegris Escrow Corp., 5.95%, 06/15/30 (Call 06/15/25)(b)	270	267,975
Entegris Inc.
3.63%, 05/01/29 (Call 05/01/24)(b)	120	106,474
4.38%, 04/15/28 (Call 04/15/23)(b)	125	117,865
ON Semiconductor Corp., 3.88%, 09/01/28 (Call 09/01/23)(b)	255	236,074
Synaptics Inc., 4.00%, 06/15/29 (Call 06/15/24)(a)(b)	100	87,270
		1,058,176
Software — 1.8%
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(b)	255	237,838
5.25%, 05/15/26 (Call 02/15/26)(b)	165	168,343
MSCI Inc.
3.25%, 08/15/33 (Call 08/15/27)(a)(b)	280	242,572
3.63%, 09/01/30 (Call 03/01/25)(b)	255	232,815
3.63%, 11/01/31 (Call 11/01/26)(b)	175	155,789
3.88%, 02/15/31 (Call 06/01/25)(b)	350	318,539
4.00%, 11/15/29 (Call 11/15/24)(b)	315	296,799
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(b)	325	298,987
3.88%, 12/01/29 (Call 12/01/24)(b)	280	252,041
Open Text Holdings Inc.
4.13%, 02/15/30 (Call 02/15/25)(b)	300	277,259
4.13%, 12/01/31 (Call 12/01/26)(b)	178	158,447
PTC Inc.
3.63%, 02/15/25 (Call 08/29/22)(b)	195	190,115
4.00%, 02/15/28 (Call 02/15/23)(b)	160	151,757
ROBLOX Corp., 3.88%, 05/01/30 (Call 11/01/24)(b)	315	275,905
Twilio Inc.
3.63%, 03/15/29 (Call 03/15/24)	225	198,198
3.88%, 03/15/31 (Call 03/15/26)	140	124,020
Ziff Davis Inc., 4.63%, 10/15/30 (Call 10/15/25)(a)(b)	150	137,565
		3,716,989
Telecommunications — 7.5%
British Telecommunications PLC
4.25%, 11/23/81 (Call 11/23/26)(b)(d)	210	184,242
4.88%, 11/23/81 (Call 08/23/31)(b)(d)	150	126,375
Ciena Corp., 4.00%, 01/31/30 (Call 01/31/25)(a)(b)	125	114,375
Embarq Corp., 8.00%, 06/01/36	445	366,024
Hughes Satellite Systems Corp., 5.25%, 08/01/26	235	238,454
Level 3 Financing Inc.
3.63%, 01/15/29 (Call 01/15/24)(b)	280	234,013
3.75%, 07/15/29 (Call 01/15/24)(b)	250	206,875
4.25%, 07/01/28 (Call 07/01/23)(b)	385	335,894
4.63%, 09/15/27 (Call 09/15/22)(b)	300	274,212
5.25%, 03/15/26 (Call 08/29/22)(a)	285	282,150
5.38%, 05/01/25 (Call 08/29/22)(a)	275	275,371
Lumen Technologies Inc.
4.00%, 02/15/27 (Call 02/15/23)(b)	365	335,807
4.50%, 01/15/29 (Call 01/15/24)(b)	335	265,487
5.13%, 12/15/26 (Call 12/15/22)(b)	400	364,356
5.38%, 06/15/29 (Call 06/15/24)(b)	290	242,150
5.63%, 04/01/25 (Call 01/01/25)	175	173,237
Series G, 6.88%, 01/15/28	145	133,400
Series P, 7.60%, 09/15/39	175	141,102
Series U, 7.65%, 03/15/42	150	117,000
Series W, 6.75%, 12/01/23	175	177,831
Series Y, 7.50%, 04/01/24 (Call 01/01/24)	303	310,787
Millicom International Cellular SA 4.50%, 04/27/31 (Call 04/27/26)(a)(b)	200	163,555

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
5.13%, 01/15/28 (Call 09/15/22)(b)	$158	$144,680
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	247	235,326
Nokia OYJ
4.38%, 06/12/27	185	182,380
6.63%, 05/15/39	135	139,143
Qwest Corp., 7.25%, 09/15/25.	100	104,750
Sprint Capital Corp.
6.88%, 11/15/28	600	673,500
8.75%, 03/15/32	530	686,350
Sprint Corp.
7.13%, 06/15/24	600	628,500
7.63%, 02/15/25 (Call 11/15/24)	365	389,583
7.63%, 03/01/26 (Call 11/01/25)	455	496,004
7.88%, 09/15/23	845	876,104
Switch Ltd.
3.75%, 09/15/28 (Call 09/15/23)(b)	125	125,040
4.13%, 06/15/29 (Call 06/15/24)(b)	125	126,491
Telecom Italia Capital SA
6.00%, 09/30/34	335	263,922
6.38%, 11/15/33	370	308,543
7.20%, 07/18/36	290	240,520
7.72%, 06/04/38	290	240,700
Telecom Italia SpA/Milano, 5.30%, 05/30/24(b)	460	447,235
T-Mobile USA Inc.
2.25%, 02/15/26 (Call 02/15/23)	305	284,312
2.63%, 04/15/26 (Call 04/15/23)	229	215,833
2.63%, 02/15/29 (Call 02/15/24)	85	76,075
2.88%, 02/15/31 (Call 02/15/26)	65	57,525
3.38%, 04/15/29 (Call 04/15/24)	435	406,112
3.50%, 04/15/31 (Call 04/15/26)	343	317,172
4.75%, 02/01/28 (Call 02/01/23)	225	224,581
5.38%, 04/15/27 (Call 08/09/22)	50	50,621
U.S. Cellular Corp., 6.70%, 12/15/33	195	193,767
ViaSat Inc., 5.63%, 04/15/27 (Call 08/09/22)(a)(b)	210	198,009
Viavi Solutions Inc., 3.75%, 10/01/29 (Call 10/01/24)(b)	135	118,933
Vmed O2 UK Financing I PLC
4.25%, 01/31/31 (Call 01/31/26)(b)	400	350,356
4.75%, 07/15/31 (Call 07/15/26)(b)	445	402,725
Vodafone Group PLC
3.25%, 06/04/81 (Call 06/04/26)(d)	225	200,250
4.13%, 06/04/81 (Call 03/04/31)(d)	310	250,934
5.13%, 06/04/81 (Call 12/04/50)(d)	270	205,427
7.00%, 04/04/79 (Call 01/04/29), (5 year USD Swap + 4.873%)(d)	640	672,800
		15,596,900
Toys, Games & Hobbies — 0.4%
Mattel Inc.
3.38%, 04/01/26 (Call 04/01/23)(b)	205	194,407
Security	Par/ Shares (000)	Value

Toys, Games & Hobbies (continued)
3.75%, 04/01/29 (Call 04/01/24)(b)	$215	$198,606
5.45%, 11/01/41 (Call 05/01/41)	75	68,385
5.88%, 12/15/27 (Call 12/15/22)(a)(b)	200	204,500
6.20%, 10/01/40	75	73,500
		739,398
Transportation — 0.2%
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)(b)	225	209,734
First Student Bidco Inc./First Transit Parent Inc., 4.00%, 07/31/29 (Call 07/31/24)(b)	260	229,450
		439,184
Trucking & Leasing — 0.1%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25), (3 mo. LIBOR US + 4.300%)(b)(d)	125	118,531

Total Long-Term Investments — 97.5%
(Cost: $208,900,492)		201,834,555

Short-Term Securities

Money Market Funds — 12.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.93%(f)(g)(h)	21,947	21,944,835
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.81%(f)(g)	2,890	2,890,000

Total Short-Term Securities — 12.0%
(Cost: $24,835,545)		24,834,835

Total Investments in Securities — 109.5%
(Cost: $233,736,037)		226,669,390

Liabilities in Excess of Other Assets — (9.5)%		(19,681,722)

Net Assets — 100.0%		$206,987,668

(a)	All or a portion of this security is on loan.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(d)	Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(e)	Perpetual security with no stated maturity date.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® BB Rated Corporate Bond ETF
July 31, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/21	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/22	Shares Held at 07/31/22 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$7,575,790	$14,374,787	(a)	$—	$(5,032)	$(710)	$21,944,835	21,947	$22,555	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	970,000	1,920,000	(a)	—	—	—	2,890,000	2,890	9,128		—
					$(5,032)	$(710)	$24,834,835		$31,683		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$201,834,555	$—	$201,834,555
Money Market Funds	24,834,835	—	—	24,834,835
	$24,834,835	$201,834,555	$—	$226,669,390

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate